Interim Condensed Consolidated Statements of Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Sales	$ 658,521	$ 734,205	$ 2,097,126	$ 2,241,029
Cost of sales	516,037	569,744	1,666,966	1,794,952
GROSS MARGIN	142,484	164,461	430,160	446,077
EXPENSES
Administrative	39,616	41,921	121,885	126,330
Selling and marketing	51,270	51,706	167,253	144,098
Other operating expenses	28,878	60,993	104,485	111,711
Restructuring costs		2,746		5,982
Operating expense excluding cost of sales	119,764	157,366	393,623	388,121
Operating profit before the following	22,720	7,095	36,537	57,956
Finance costs	(28,178)	(22,762)	(80,175)	(59,198)
Change in fair value of derivative instruments and other	36,990	62,890	(139,547)	(67,979)
Other income, net	1,649	(2,963)	29,735	(291)
Profit (loss) before income taxes	33,181	44,260	(153,450)	(69,512)
Provision for income taxes	3,845	1,689	3,604	6,280
Profit (loss) from continuing operations	29,336	42,571	(157,054)	(75,792)
Profit (loss) after income taxes for the year from discontinued operations	6,293	(90,156)	(8,705)	(34,666)
PROFIT (LOSS) FOR THE PERIOD	35,629	(47,585)	(165,759)	(110,458)
Attributable to:
Shareholders of Just Energy	35,642	(47,551)	(165,712)	(110,313)
Non-controlling interest	(13)	(34)	(47)	(145)
PROFIT (LOSS) FOR THE PERIOD	$ 35,629	$ (47,585)	$ (165,759)	$ (110,458)
Basic (in CAD per share)	$ 0.18	$ 0.27	$ (1.09)	$ (0.55)
Diluted (in CAD per share)	0.16	0.25	(1.09)	(0.55)
Basic (in CAD per share)	0.04	(0.60)	(0.06)	(0.23)
Diluted (in CAD per share)	0.04	(0.60)	(0.06)	(0.23)
Basic (in CAD per share)	0.22	(0.33)	(1.15)	(0.78)
Diluted (in CAD per share)	$ 0.20	$ (0.33)	$ (1.15)	$ (0.78)